Quantitative Managed Futures Strategy Fund | Quantitative Managed Futures Strategy Fund
Quantitative Managed Futures Strategy Fund
INVESTMENT OBJECTIVES:
The Fund seeks absolute returns regardless of equity market performance with less volatility than equity markets.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quantitative Managed Futures Strategy Fund	Quantitative Managed Futures Strategy Fund Class A shares	Quantitative Managed Futures Strategy Fund Class C shares	Quantitative Managed Futures Strategy Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quantitative Managed Futures Strategy Fund		Quantitative Managed Futures Strategy Fund Class A shares	Quantitative Managed Futures Strategy Fund Class C shares	Quantitative Managed Futures Strategy Fund Class I shares
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	7.61%	7.61%	7.61%
Swap/Structure Note Fees and Expenses	[2]	0.75%	0.75%	0.75%
Remaining Other Expenses		6.86%	6.86%	6.86%
Acquired Fund Fees and Expenses	[3]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		9.46%	10.21%	9.21%
Fee Waiver and/or Reimbursement	[4]	(6.62%)	(6.62%)	(6.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.84%	3.59%	2.59%
[1]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as any amounts paid to swap counterparties and structured note issuers, as swaps and structured notes are the primary ways by which the Fund currently achieves exposure to managed futures strategies. Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally "Underlying Pools" as defined below), which provide managed futures exposure. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	The cost of swap(s) and structured note(s) include only the costs embedded in the swap(s) and note(s) that reduce returns of the associated reference assets (i.e., Underlying Pools), but do not include the operating expenses of those reference assets. Returns of swap(s) and note(s) will be reduced, and their losses increased, by the operating expenses of the Underlying Pools used as reference assets, and such operating expenses may include management and performance fees of CTAs engaged by Underlying Pools, as well as Underlying Pool operator, administration and audit expenses One or more of the Underlying Pools used as a reference asset for a swap(s) or note(s) may pay a performance fee to a CTA, even if the return of other reference assets associated with the swap(s)/note(s) is negative. The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated swap(s)/note(s) and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of CTAs employed by the Underlying Pools that may be used as reference assets range from 0% to 2% of assigned trading level and 0% to 30% of the returns, respectively.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.99%, 2.74% and 1.74% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Quantitative Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Quantitative Managed Futures Strategy Fund Class A shares	846	2,587	4,176	7,570
Quantitative Managed Futures Strategy Fund Class C shares	362	2,326	4,091	7,759
Quantitative Managed Futures Strategy Fund Class I shares	262	2,070	3,729	7,302

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

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"Managed Futures" Strategy

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"Fixed Income" Strategy

The Managed Futures strategy is designed to produce returns related to price fluctuations in the commodity futures markets and financial futures (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are trading companies, including commodity pools (collectively, "Underlying Funds"), (5) swap contracts and (6) structured notes.

Each Underlying Fund invests according to its manager's strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Derivatives are used as substitutes for securities, currencies and commodities and for hedging.  Swap contracts are designed to substitute for one or more Underlying Funds.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.  Underlying Funds' employ investment styles that rely upon a wide variety of trading strategies that may result in high frequency trading.

The Fund will execute its Managed Futures strategy, in part, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds, swap contract and structured notes.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate absolute returns from interest income with less volatility than equity markets by investing primarily in mutual funds that invest principally in U.S. Dollar-denominated fixed income securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, municipal governments or their instrumentalities, (2) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations, (3) U.S. asset-backed securities ("ABS") and (4) U.S. structured notes.  The Fund restricts fixed income mutual fund investments to funds investing, on average, in securities having a short-term rating of prime (highest short-term debt category) by at least two of the three following NRSROs (Nationally Recognized Statistical Rating Organizations, Moody’s Investors Service, Standard and Poor's or Fitch) and/or a long-term rating of investment grade (BBB- or higher) by two NRSROs, or if unrated, determined to be of similar quality.  The fixed income portion of the Fund's portfolio will be invested without restriction as to individual security maturity, but the average duration (a measure of interest rate risk similar to maturity) of the fixed income portfolio will not exceed 5 years.  The adviser selects mutual funds with the highest expected interest income, when compared to a peer group, based on asset composition, expenses and management skill.  The adviser sells mutual funds to adjust portfolio maturity or to purchase higher yield alternatives or to allocate Fund assets to the Managed Futures strategy.

The Fund seeks to achieve absolute returns with less volatility than equity markets primarily by: (1) diversifying the Managed Futures strategy investments among securities that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to high-quality instruments with an average portfolio duration less than 5 years that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Funds allocate assets in the following ranges, however the ultimate ranges may be higher or lower than those shown in the table below.

Asset Class	Allocation Range	Allocation Target
Managed Futures	25% to 50%	35%
Fixed Income	50% to 75%	65%

ADVISER'S INVESTMENT PROCESS

The adviser's investment process consists of five primary stages: (1) asset allocation, (2) sourcing, (3) evaluation & due diligence of Underlying Funds and their managers, (4) portfolio construction and (5) ongoing portfolio management. A summary of the adviser's process is as follows:

1.

Asset Allocation

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Establish managed futures strategy subsets for portfolio

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Assess correlation characteristics between strategy subsets

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Set target allocation ranges for each strategy subset

2.

Research

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Seek out top-tier Underlying Funds within each strategy subset

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Filtering process determines those Underlying Funds and their managers with distinct and quantifiable edge

3.

Due Diligence

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Thorough evaluation of possible Underlying Funds including their managers

Rigorous due diligence process includes qualitative, quantitative and risk analyses

4.

Portfolio Design

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Create diversified portfolio of Underlying Funds within initial target allocation ranges across strategy subsets

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Assess portfolio variables: portfolio risk, correlation among Underlying Funds

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Access strategy selected via Underlying Funds

5.

Ongoing Portfolio Management

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Underlying Funds and manager-level assessment of trading activity, market & sector allocations and risk management

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Portfolio-level monitoring of risk, market & sector allocations and strategy subset allocations

•

Re-balance among Underlying Funds to remain within target ranges

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Assess new Underlying Funds for portfolio inclusion

The adviser buys securities that it believes offer above-average expected absolute returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

•

ABS Risk:  ABS are subject to credit risk because underlying loan borrowers or obligors may default.  Additionally, these securities are subject to prepayment risk because the underlying loans or assets held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying loans or assets.  During periods of declining interest rates, prepayment rates usually increases and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

•

Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

•

Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

•

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

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Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Mutual Fund Risk:  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and may be higher than other mutual funds that invest directly in fixed income securities.  Each mutual fund is subject to specific risks, depending on the nature of the fund.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

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Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

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Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

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Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses and may pay performance-based fees to its manager.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

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Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception.  The performance for Class A and Class C shares, which is not presented, would differ from the returns of Class I shares.  The performance table compares the performance of the Fund’s over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.   Updated performance information will be available at no cost by visiting www.qmfsfund.com or by calling 1-855-QMF-FUND.

Class I Annual Total Return For Calendar Year Ended December 31

Best Quarter	1st Quarter 2012	0.90%
Worst Quarter	4th Quarter 2012	(4.95)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns Quantitative Managed Futures Strategy Fund		1 Year	Since Inception	Inception Date
Quantitative Managed Futures Strategy Fund Class I shares		(4.00%)	(3.21%)	Sep. 30, 2011
Quantitative Managed Futures Strategy Fund Class A shares		(9.80%)	(7.91%)	Sep. 30, 2011
Quantitative Managed Futures Strategy Fund Class C shares		(4.70%)	(3.77%)	Sep. 30, 2011
After Taxes on Distributions Quantitative Managed Futures Strategy Fund Class I shares		(4.00%)	(3.21%)
After Taxes on Distributions and Sale of Fund Shares Quantitative Managed Futures Strategy Fund Class I shares		(2.60%)	(2.72%)
Barclays BTOP50	[1]	(1.90%)	(3.38%)
[1]	The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.